CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Oct. 31, 2014	Oct. 31, 2013
Reconciliation of net loss to net cash used in operating activities:
Net loss	$ 3,752,220	$ (3,614,428)	$ (9,606,314)	$ (10,080,086)
Stock option compensation to employees and consultants	491,779	720,638
Stock option compensation to employees			2,127,719	2,693,121
Stock option compensation to consultants			1,022,080	1,105,018
Common stock issued to consultants	4,000	28,348	84,698	304,685
Change in value of derivative liability		1,320,000	592,945	(475,189)
Loss on extinguishment of debt			2,699,022	343,517
Accrued interest reversed on conversion of convertible debenture			173,833
Amortization of convertible debenture discount charge to interest expense		217,316	634,267	991,180
Impairment in value of investment in Videocon Industries Limited GDR’s			62,825	1,184,710
Amortization of patents	81,324	70,481	314,453
Amortized interest on patent acquisition obligations charged to interest expense	109,186	86,466	385,770
Common stock issued to pay interest on convertible debentures		28,800	61,778	98,739
Common stock issued to acquire patent license			16,400	42,000
Other	7,656	(2,096)	38,225	9,753
Change in operating assets and liabilities:
Accounts receivable	355,000	175,000	(225,000)	(175,000)
Prepaid expenses and other current assets	(5,922)	19,347	100,069	(78,320)
Accounts payable and accrued expenses	152,219	(60,045)	(27,044)	641,331
Royalties and contingent legal fees payable	(294,368)	(161,858)	352,333	207,743
Deferred revenue			(1,187,320)
Net cash used in operating activities	4,653,094	(1,172,031)	(2,379,261)	(3,186,798)
Cash flows from investing activities:
Disbursements to acquire short-term investments in certificates of deposit	(650,000)	(2,700,000)	(5,200,000)	(250,000)
Proceeds from maturities of short-term investments in certificates of deposit	500,000	250,000	2,700,000	750,000
Payments for purchases of property and equipment	(54,776)
Other			(6,684)	(676)
Net cash (used in) provided by investing activities	(204,776)	(2,450,000)	(2,506,684)	499,324
Cash flows from financing activities:
Proceeds from issuance of convertible debentures		3,500,000	3,500,000	1,765,000
Proceeds from sale of common stock, net of expense			3,673,135	1,050,405
Proceeds from exercise of warrants to purchase common stock			300,009	380,800
Proceeds from exercise of employee stock options			75,875	25,610
Proceeds received on sale of common stock held by ZQX Advisors, LLC			3,673,135	1,050,405
Payments to redeem convertible securities			(200,000)
Net cash provided by financing activities		3,500,000	7,349,019	3,245,953
Net increase in cash and cash equivalents	4,448,318	(122,031)	2,463,074	558,479
Cash and cash equivalents at beginning of year	3,361,246	898,172	898,172	339,693
Cash and cash equivalents at end of year	7,809,564	776,141	3,361,246	898,172
Supplemental disclosure of non-cash investing and financing activities:
Non-cash patent acquisition			3,036,011
Common stock issued to acquire patent license			185,600	42,000
Common stock issued upon conversion of debentures			2,735,349	1,353,364
Fair value of debenture embedded conversion feature, at issuance		1,570,000	1,570,000	1,180,000
Relative fair value of convertible debenture warrant, at issuance		513,122	513,112	214,819
Non-cash acquisition of 20,000,000 shares of common stock			4,134,516
Common stock and preferred stock issued upon conversion of convertible debentures due November 2016			2,935,387	603,364
Cancellation of loan receivable from former affiliate			(5,000,000)
Cancellation of loan payable to former affiliate			5,000,000
ZQX Advisors LLC [Member]
Cash flows from financing activities:
Proceeds from sale of common stock, net of expense				24,138
Proceeds received on sale of common stock held by ZQX Advisors, LLC				24,138
Convertible Debenture Due November 2016 [Member]
Supplemental disclosure of non-cash investing and financing activities:
Common stock and preferred stock issued upon conversion of convertible debentures due November 2016			$ 5,229,641